Total
DriveWealth Power Saver ETF
Fees and Expenses:

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Fund Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	DriveWealth Power Saver ETF DriveWealth Power Saver ETF Shares
Management Fees	0.85%
Distribution (12b-1) Fees	none
Other Expenses	none
Acquired Fund Fees and Expenses	1.77%	[1]
Total Annual Fund Operating Expenses	2.62%
Fee Waiver and/or Expense Reimbursement	(0.48%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	2.14%	[2]
[1]	“Acquired Fund Fees and Expenses” are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds, and are estimated for the current fiscal year.
[2]	The Fund’s investment adviser, Red Gate Advisers, LLC (the “Adviser”) has contractually agreed to pay, waive or absorb a portion of the Fund’s expenses through the end of December 31, 2022, or such later date as may be determined by the Fund and the Adviser, to the extent necessary to limit operating expenses (excluding brokerage commissions, taxes, interest expense, acquired fund fees and expenses, and any extraordinary expenses) to an amount not to exceed 0.37% annually of average daily net assets of the Fund. If the excluded expenses are incurred, operating expenses may be higher than 0.37%. The Adviser may recover from the Fund fees and expenses previously paid, waived or absorbed for a period of three years after such fees or expenses were incurred, provided that the repayments do not cause operating expenses (excluding brokerage commissions, taxes, interest expense, acquired fund fees and expenses, and any extraordinary expenses) to exceed 0.37% annually of the Fund’s average daily net assets or, if less, the expense limitation that was in place at the time the fees or expenses were paid, waived or absorbed. The expense limitation agreement will terminate automatically if the Adviser is no longer serving as investment adviser to the Fund, but otherwise it can be terminated only by the Board of Directors (the “Board”) of The RBB Fund, Inc. (the “Company”).

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that: (1) your investment has a 5% return each year, and (2) the Fund’s operating expenses remain the same (taking into account the contractual expense limitation in effect through December 31, 2022). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
DriveWealth Power Saver ETF | DriveWealth Power Saver ETF Shares | USD ($)	217	769

DriveWealth Steady Saver ETF
Fees and Expenses:

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Fund Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	DriveWealth Steady Saver ETF DriveWealth Steady Saver ETF Shares
Management Fees	0.59%
Distribution (12b-1) Fees	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.41%	[1]
Total Annual Fund Operating Expenses	1.00%
Fee Waiver and/or Expense Reimbursement	(0.20%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.80%	[2]
[1]	“Acquired Fund Fees and Expenses” are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds, and are estimated for the current fiscal year.
[2]	The Fund’s investment adviser, Red Gate Advisers, LLC (the “Adviser”) has contractually agreed to pay, waive or absorb a portion of the Fund’s expenses through the end of December 31, 2022, or such later date as may be determined by the Fund and the Adviser, to the extent necessary to limit operating expenses (excluding brokerage commissions, taxes, interest expense, acquired fund fees and expenses, and any extraordinary expenses) to an amount not to exceed 0.39% annually of average daily net assets of the Fund. If the excluded expenses are incurred, operating expenses may be higher than 0.39%. The Adviser may recover from the Fund fees and expenses previously paid, waived or absorbed for a period of three years after such fees or expenses were incurred, provided that the repayments do not cause operating expenses (excluding brokerage commissions, taxes, interest expense, acquired fund fees and expenses, and any extraordinary expenses) to exceed 0.39% annually of the Fund’s average daily net assets or, if less, the expense limitation that was in place at the time the fees or expenses were paid, waived or absorbed. The expense limitation agreement will terminate automatically if the Adviser is no longer serving as investment adviser to the Fund, but otherwise it can be terminated only by the Board of Directors (the “Board”) of The RBB Fund, Inc. (the “Company”).

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that: (1) your investment has a 5% return each year, and (2) the Fund’s operating expenses remain the same (taking into account the contractual expense limitation in effect through December 31, 2022). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
DriveWealth Steady Saver ETF | DriveWealth Steady Saver ETF Shares | USD ($)	82	298